Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
VistaShares Target 15 ACKtivist Distribution ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Target 15 ACKtivist Distribution ETF
Class Name	VistaShares Target 15 ACKtivist Distribution ETF
Trading Symbol	ACKY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VistaShares Target 15 ACKtivist Distribution ETF (the "Fund") for the period September 8, 2025 (the Fund's "inception") to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875‑2288 or by writing to VistaShares Target 15 ACKtivist Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 875‑2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
VistaShares Target 15 ACKtivist Distribution ETF	$86	0.96%
*	Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.96%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period ended July 31, 2026?

The VistaShares Target 15™ ACKtivist Distribution ETF (“ACKY” or the “Fund”) commenced operations on September 8, 2025. The discussion that follows covers the period from that date through July 31, 2026, which represents the Fund’s first fiscal period and is shorter than a full fiscal year. Over that period the Fund pursued its primary objective of current income while holding a concentrated portfolio of equity securities constructed to reflect the publicly disclosed positions of a well known activist investment manager. The Fund paid distributions monthly from the first full month of operations in a manner consistent with its stated annual income target of 15% of net asset value. Results reflected the concentrated nature of the underlying portfolio, premium income produced by the Fund’s options strategy, and the effect of that strategy on participation in advancing markets. Because the portfolio holds a small number of positions at significant weights, individual holdings had a proportionally larger influence on results than would be the case in a broadly diversified fund.

What factors influenced the Fund's performance?

Concentration in a focused equity portfolio. The Fund’s equity sleeve consists of a small number of positions held at substantial weights, spanning large capitalization technology and internet businesses, consumer facing franchises, real estate and alternative asset management. This structure means that Fund results were shaped principally by developments at individual companies rather than by broad market movement. Several positions carried double digit portfolio weights during the period, and changes in the market’s view of those specific businesses were the dominant influence on the equity component of return. Concentration of this kind increases both the potential contribution and the potential detraction from any single holding.

Activist catalysts and company specific developments. The reference portfolio is built around positions in which an activist manager has taken a public stake, and such positions frequently carry identifiable catalysts, including operational restructuring, capital allocation changes, governance actions and corporate transactions. Progress or delay on those catalysts, rather than sector level trends, was a principal driver of individual position performance during the period. Positions where operating improvement became evident generally contributed more consistently than those where the market awaited further evidence.

Income generation through the options strategy. Premium collected through the Fund’s options strategy was the principal source of distributions during the period. The concentrated, event driven character of the underlying portfolio generally supported implied volatility levels above those of the broad market, which was constructive for premium capture. That same characteristic required attentive management of strike selection, expiration and coverage levels, since sharp single stock moves can both increase premium and limit upside participation. In periods when individual holdings advanced beyond written strikes, participation in those advances was limited by the design of the strategy.

Portfolio construction, disclosure timing and distribution policy. The Adviser maintained the equity portfolio in accordance with a rules based methodology tied to publicly disclosed position data. Because such data is reported on a lagged basis, the portfolio reflects positions as of the most recent available reporting date rather than positions held in real time, and this timing difference can affect results in periods when the underlying manager changes positioning. Periodic reconstitution and rebalancing were used to refresh exposures and to manage position level concentration. Distributions were paid monthly in accordance with the Fund’s income objective. To the extent distributions exceeded net investment income and net realized gains, they constituted a return of capital, which reduces a shareholder’s cost basis. Shareholders should refer to the Financial Highlights and the notes to the financial statements for the character of distributions paid.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (9/8/2025)
VistaShares Target 15 ACKtivist Distribution ETF - at NAV	1.16%
S&P 500® Total Return	16.50%

Performance Inception Date	Sep. 08, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.vistashares.com for more recent performance information.
Net Assets	$ 44,947,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 372,873
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$44,947
Number of Holdings	43
Total Advisory Fee	$372,873
Portfolio Turnover Rate	360%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Restaurant Brands International, Inc.	11.0%
Pershing Square USA Ltd.	9.6%
Meta Platforms, Inc. - Class A	9.4%
Howard Hughes Holdings, Inc.	8.2%
Amazon.com, Inc., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $230.00	2.6%
Microsoft Corp., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $390.00	2.5%
Microsoft Corp., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $435.00	1.1%
Uber Technologies, Inc., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $67.50	1.0%
Seaport Entertainment Group, Inc.	0.8%
Brookfield Corp., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $42.00	0.7%

VistaShares Target 15 Berkshire Select Income ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Target 15 Berkshire Select Income ETF
Class Name	VistaShares Target 15 Berkshire Select Income ETF
Trading Symbol	OMAH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VistaShares Target 15 Berkshire Select Income ETF (the "Fund") for the period March 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875‑2288 or by writing to VistaShares Target 15 Berkshire Select Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 875‑2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
VistaShares Target 15 Berkshire Select Income ETF	$42	0.95%
*	Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period ended July 31, 2026?

During the fiscal year ended July 31, 2026, the VistaShares Target 15™ Berkshire Select Income ETF (“OMAH” or the “Fund”) pursued its primary objective of current income while maintaining equity exposure to a portfolio constructed to reflect the largest publicly disclosed equity holdings of Berkshire Hathaway Inc., together with direct exposure to Berkshire Hathaway Class B shares. The Fund paid distributions monthly throughout the period in a manner consistent with its stated annual income target of 15% of net asset value. The Fund’s total return reflected three components working together: appreciation and depreciation within the underlying equity portfolio, premium income generated by the Fund’s options strategy, and the effect of that options strategy on participation in advancing markets. Consistent with the design of the strategy, upside participation was moderated in periods when individual holdings advanced sharply, while option premium supported the income stream and provided a partial cushion during weaker windows. The Fund’s market price generally tracked net asset value over the period, and the Fund maintained its monthly distribution schedule without interruption.

What factors influenced the Fund's performance?

Composition of the underlying equity portfolio. The Fund’s equity sleeve is concentrated in large capitalization U.S. businesses with established earnings power and long operating histories, spanning financial services, consumer staples, energy, technology and health care services, alongside a direct position in Berkshire Hathaway itself. Results over the period were driven more by company level fundamentals within this comparatively narrow group than by broad market direction. The portfolio’s orientation toward cash generative, valuation sensitive businesses meant that Fund returns did not move in step with the more growth led segments of the market, and dispersion among the underlying positions was a meaningful influence on results.

Market environment and rate expectations. Shifts in interest rate expectations, the trajectory of corporate earnings and changes in risk appetite influenced the broader equity market during the fiscal year. Holdings weighted toward durable franchises with comparatively stable cash flows generally showed less sensitivity to sentiment driven rotations than the market as a whole. Energy and financial positions responded to commodity price movements and to the shape of the yield curve, while consumer staples exposure contributed relative stability during more volatile stretches.

Income generation through the options strategy. The Fund employs a data driven options strategy written against its equity positions and against Berkshire Hathaway Class B shares. Option premium collected across the fiscal year was the principal source of the Fund’s distributions. The premium available varied with implied volatility, which in turn reflected both market wide conditions and single stock events among the underlying holdings. Periods of elevated volatility improved premium capture, while quieter periods called for more active management of strike selection and expiration in order to maintain the income profile. The strategy is calibrated to balance income generation against retained upside participation, and in months when underlying holdings advanced beyond written strikes that participation was limited by design.

Portfolio construction, rebalancing and distribution policy. The Adviser maintained the equity portfolio in accordance with its rules based methodology, with periodic reconstitution to reflect changes in the publicly disclosed holdings the portfolio is designed to track. Because those holdings are disclosed on a lagged basis, the portfolio reflects positions as of the most recent available reporting date rather than positions held in real time. Rebalancing was used to manage position level concentration and to refresh exposures as the reference portfolio evolved. Distributions were paid monthly in accordance with the Fund’s income objective. To the extent distributions exceeded net investment income and net realized gains, they constituted a return of capital, which reduces a shareholder’s cost basis. Shareholders should refer to the Financial Highlights and the notes to the financial statements for the character of distributions paid.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Since Inception (3/4/2025)
VistaShares Target 15 Berkshire Select Income ETF - at NAV	8.91%	11.38%
S&P 500® Total Return	19.56%	21.71%

Performance Inception Date	Mar. 04, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.vistashares.com for more recent performance information.
Net Assets	$ 990,104,000
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ 3,140,789
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$990,104
Number of Holdings	76
Total Advisory Fee	$3,140,789
Portfolio Turnover Rate	22%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Berkshire Hathaway, Inc. - Class B	10.1%
Apple, Inc.	6.8%
American Express Co.	5.7%
Delta Air Lines, Inc.	5.3%
DaVita, Inc.	5.2%
Bank of America Corp.	4.9%
Sirius XM Holdings, Inc.	4.7%
Chubb Ltd.	4.7%
Coca-Cola Co.	4.7%
Kraft Heinz Co.	4.6%

VistaShares Target 15 DRUKMacro Distribution ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Target 15 DRUKMacro Distribution ETF
Class Name	VistaShares Target 15 DRUKMacro Distribution ETF
Trading Symbol	DRKY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VistaShares Target 15 DRUKMacro Distribution ETF (the "Fund") for the period October 7, 2025 (the Fund's "inception") to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875‑2288 or by writing to VistaShares Target 15 DRUKMacro Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 875‑2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
VistaShares Target 15 DRUKMacro Distribution ETF	$82	0.95%
*	Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.95%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period ended July 31, 2026?

The VistaShares Target 15™ DRUKMacro Distribution ETF (“DRKY” or the “Fund”) commenced operations on October 7, 2025. The discussion that follows covers the period from that date through July 31, 2026, which represents the Fund’s first fiscal period and is shorter than a full fiscal year. Over that period the Fund pursued its primary objective of current income while holding a portfolio of equity securities constructed to reflect the publicly disclosed positions of a macro oriented family office. The Fund paid distributions monthly from the first full month of operations in a manner consistent with its stated annual income target of 15% of net asset value. Results reflected the concentrated and thematically distinctive composition of the underlying portfolio, premium income produced by the Fund’s options strategy, and the effect of that strategy on participation in advancing markets. The portfolio’s substantial weighting in health care and semiconductors meant that Fund results were tied more closely to developments within those areas than to the direction of the broad equity market.

What factors influenced the Fund's performance?

Health care and life sciences exposure. Health care represented the largest sector weighting in the portfolio during the period, including significant positions in diagnostics and biopharmaceutical companies. Holdings in this area are driven by clinical, regulatory and adoption milestones rather than by general economic conditions, and they carry higher security level volatility than the broad market. Progress on test volumes, reimbursement, trial results and product launches was the dominant influence on this portion of the portfolio, and given the size of the weighting, movement in a small number of names had a pronounced effect on Fund results in both directions.

Semiconductor and global macro positioning. The portfolio also carried meaningful exposure to semiconductor manufacturers and to companies domiciled outside the United States, reflecting the macro orientation of the reference portfolio. Semiconductor holdings responded to capacity utilization, pricing and demand associated with artificial intelligence and industrial end markets. International positions introduced currency and country specific factors, including local policy and commodity price developments, that would not have influenced a portfolio limited to domestic large capitalization equities.

Income generation through the options strategy. Premium collected through the Fund’s options strategy was the principal source of distributions during the period. The elevated volatility characteristic of the underlying holdings, particularly within health care and semiconductors, generally supported premium levels above those available on lower volatility portfolios. That same volatility required careful management of strike selection, expiration and coverage, because sharp moves in a small number of large positions can meaningfully affect both premium capture and retained upside. In periods when holdings advanced beyond written strikes, participation in those advances was limited by the design of the strategy.

Portfolio construction, disclosure timing and distribution policy. The Adviser maintained the equity portfolio in accordance with a rules based methodology tied to publicly disclosed position data. Because such data is reported on a lagged basis, the portfolio reflects positions as of the most recent available reporting date rather than positions held in real time, and this timing difference can affect results in periods when the underlying manager changes positioning. Periodic reconstitution and rebalancing were used to refresh exposures and to manage the concentration that arises when individual positions appreciate materially. Distributions were paid monthly in accordance with the Fund’s income objective. To the extent distributions exceeded net investment income and net realized gains, they constituted a return of capital, which reduces a shareholder’s cost basis. Shareholders should refer to the Financial Highlights and the notes to the financial statements for the character of distributions paid.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (10/7/2025)
VistaShares Target 15 DRUKMacro Distribution ETF - at NAV	11.74%
S&P 500® Total Return	12.59%

Performance Inception Date	Oct. 07, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.vistashares.com for more recent performance information.
Net Assets	$ 16,757,000
Holdings Count | Holdings	81
Advisory Fees Paid, Amount	$ 103,324
Investment Company, Portfolio Turnover	239.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$16,757
Number of Holdings	81
Total Advisory Fee	$103,324
Portfolio Turnover Rate	239%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026) Sector Breakdown (% of Total Net Assets)
*	Does not round to 0.1

Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Insmed, Inc.	7.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.1%
BBB Foods, Inc. - Class A	4.7%
Roku, Inc. - Class A	4.5%
Teva Pharmaceutical Industries Ltd., ADR	4.0%
NewAmsterdam Pharma Co. N.V.	3.6%
STMicroelectronics NV	3.4%
Option Care Health, Inc.	3.1%
Broadcom, Inc.	3.0%
Coupang, Inc. - Class A	2.7%

VistaShares Target 15 USA Quality Income ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Target 15 USA Quality Income ETF
Class Name	VistaShares Target 15 USA Quality Income ETF
Trading Symbol	QUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VistaShares Target 15 USA Quality Income ETF (the "Fund") for the period March 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875‑2288 or by writing to VistaShares Target 15 USA Quality Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 875‑2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
VistaShares Target 15 USA Quality Income ETF	$41	0.95%
*	Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period ended July 31, 2026?

During the fiscal year ended July 31, 2026, the VistaShares Target 15™ USA Quality Income ETF (“QUSA” or the “Fund”) pursued its primary objective of current income while holding a diversified portfolio of U.S. companies selected for quality characteristics, defined principally by high profitability, low variability of earnings and conservative balance sheet leverage. The Fund paid distributions monthly throughout the period in a manner consistent with its stated annual income target of 15% of net asset value. Results over the fiscal year reflected the interaction of three elements: total return within the underlying equity portfolio, premium income produced by the Fund’s options strategy, and the moderating effect of that strategy on participation in rising markets. The quality orientation of the equity portfolio proved supportive of the income objective, as companies with steadier earnings profiles generally exhibited more predictable option pricing behavior across the period. The Fund’s market price generally tracked net asset value, and the monthly distribution schedule was maintained without interruption.

What factors influenced the Fund's performance?

Quality screening and its effect on portfolio behavior. The Fund’s equity portfolio is constructed around measurable quality attributes rather than around sector themes or momentum. Companies that clear those screens tend to carry higher returns on capital, less cyclical earnings and lower financial leverage than the broad market. Over the fiscal year this profile influenced returns in two ways. It reduced the Fund’s participation in the most speculative areas of the market, and it produced an underlying portfolio whose drawdowns were generally shallower than those of higher beta segments during periods of market stress.

Sector composition and dispersion. Portfolio weights were concentrated in industrials, financials and consumer staples, with meaningful positions in large capitalization technology. Industrial holdings responded to capital spending trends and to order and backlog conditions across their end markets. Financial holdings were influenced by the shape of the yield curve and by credit conditions. Consumer staples positions contributed comparative stability. Dispersion among these groups, rather than broad market direction, accounted for much of the difference in contribution across the portfolio.

Income generation through the options strategy. Premium collected through the Fund’s options strategy was the principal source of distributions during the fiscal year. Because the Fund’s underlying holdings are screened for earnings stability, implied volatility across those names was generally lower than for the broad market, which required disciplined management of strike selection, expiration and position level coverage in order to meet the income objective. Elevated volatility around earnings events and macroeconomic releases improved premium capture during those windows. In months when holdings advanced beyond written strikes, upside participation was limited by the design of the strategy.

Portfolio construction, rebalancing and distribution policy. The Adviser maintained a diversified, rules based portfolio spanning approximately ninety positions, which limited single name concentration and reduced the influence of any individual holding on Fund results. Periodic rebalancing was used to restore target weights, to reflect changes in the quality screens as company fundamentals evolved, and to keep the portfolio aligned with the Fund’s investment objective. Distributions were paid monthly in accordance with the Fund’s income objective. To the extent distributions exceeded net investment income and net realized gains, they constituted a return of capital, which reduces a shareholder’s cost basis. Shareholders should refer to the Financial Highlights and the notes to the financial statements for the character of distributions paid.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Since Inception (5/5/2025)
VistaShares Target 15 USA Quality Income ETF - at NAV	4.56%	6.34%
S&P 500® Total Return	19.56%	27.10%

Performance Inception Date	May 05, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.vistashares.com for more recent performance information.
Net Assets	$ 21,448,000
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 74,132
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$21,448
Number of Holdings	88
Total Advisory Fee	$74,132
Portfolio Turnover Rate	4%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Microsoft Corp.	5.7%
Apple, Inc.	5.5%
Berkshire Hathaway, Inc. - Class B	5.4%
NVIDIA Corp.	5.2%
Broadcom, Inc.	5.1%
Caterpillar, Inc.	4.9%
Costco Wholesale Corp.	4.7%
Walmart, Inc.	4.3%
Coca-Cola Co.	4.3%
Eli Lilly & Co.	4.2%

[1]	Costs paid as a percentage of investment are annualized.
[2]	Costs paid as a percentage of investment are annualized.
[3]	Costs paid as a percentage of investment are annualized.
[4]	Costs paid as a percentage of investment are annualized.